Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
Note 9:	Income Taxes

The Company and its subsidiary file income tax returns in the U.S. federal and state of Illinois jurisdictions. During the years ended December 31, 2016 and 2015, the Company did not recognize expense for interest or penalties.

The provision for income taxes includes these components:

	2016	2015

Taxes currently payable
Federal	$916,248	$883,916
State	314,017	320,593
Deferred income taxes	(142,607)	(137,484)

Income tax expense	$1,087,658	$1,067,025

A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2016	2015

Computed at the statutory rate (34%)	$1,406,093	$1,391,670
Increase (decrease) resulting from
Tax exempt interest	(445,584)	(454,067)
State income taxes, net	184,535	188,690
Increase in cash surrender value	(58,651)	(59,646)
Other	1,265	378

Actual tax expense	$1,087,658	$1,067,025

Tax expense as a percentage of pre-tax income	26.30%	26.07%

60

Jacksonville Bancorp, Inc.

Notes to Consolidated Financial Statements

Years Ended December 31, 2016 and 2015

The tax effects of temporary differences related to deferred taxes shown on the consolidated balance sheets were:

	2016	2015
Deferred tax assets
Allowance for loan losses	$1,050,004	$1,015,661
Deferred compensation	1,830,687	1,817,124
Net unrealized loss on available for sale securities	605,970	—
Other	—	29,497
	3,486,661	2,862,282

Deferred tax liabilities
Net unrealized gain on available-for-sale securities	—	(407,145)
Depreciation	(390,787)	(434,043)
Federal Home Loan Bank stock dividends	(48,291)	(147,858)
Prepaid expenses	(65,504)	(56,374)
Mortgage servicing rights	(216,238)	(233,795)
Other	(27,052)	—
	(747,872)	(1,279,215)

Net deferred tax asset	$2,738,789	$1,583,067

At December 31, 2016 and 2015, the Company had no Illinois net operating loss carryforwards.

Retained earnings at December 31, 2016 and 2015, include approximately $2,600,000, for which no deferred federal income tax liability has been recognized. These amounts represent an allocation of income to bad debt deductions for tax purposes only. Reduction of amounts so allocated for purposes other than tax bad debt losses or adjustments arising from carryback of net operating losses would create income for tax purposes only, which would be subject to the then-current corporate income tax rate. The deferred income tax liabilities on the preceding amounts that would have been recorded if they were expected to reverse into taxable income in the foreseeable future were approximately $1,000,000 at December 31, 2016 and 2015.